[MAP-EQUITY FUND Letterhead]

May 6, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	MAP-Equity Fund
   	Registration No.: 2-36663

Commissioners:

	Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of the Statement of Additional
Information dated May 1, 1998 that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

	The text of the most recent amendment has been filed electronically. If you have any questions, please contact Vicki
Herbst at (973) 481-7896.


Very truly yours,

JUDITH C. KEILP
Judith C. Keilp
Vice President and Secretary

cc:  Terrence O. Davis, Esquire